Stockholders' Equity - Additional Information (Details) - $ / shares		7 Months Ended
	Mar. 08, 2021	Sep. 30, 2021	May 28, 2021
Subsidiary or Equity Method Investee [Line Items]
Preferred stock shares authorized	1,000,000	1,000,000
Preferred stock par or stated value per share	$ 0.0001	$ 0.0001
Preferred stock shares issued	0	0
Preferred stock shares outstanding	0	0
Founder Share [Member]
Subsidiary or Equity Method Investee [Line Items]
Shares subject to possible redemption			750,000
Common Class A [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock shares authorized	100,000,000	100,000,000
Common stock par or stated value per share	$ 0.0001	$ 0.0001
Common Stock, Voting Rights	one vote	one vote
Common stock shares issued	0	23,715,500
Common stock shares outstanding	0	715,500
Shares subject to possible redemption		23,000,000
Common Class B [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock shares authorized	10,000,000	10,000,000
Common stock par or stated value per share	$ 0.0001	$ 0.0001
Common Stock, Voting Rights	one vote	one vote
Common stock shares issued	5,750,000	5,750,000
Common stock shares outstanding	5,750,000	5,750,000
Common Class B [Member] | Founder Share [Member]
Subsidiary or Equity Method Investee [Line Items]
Shares subject to possible redemption	750,000	750,000
Common Class B [Member] | Sponsor [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage of the common stock issued and outstanding	20.00%	20.00%